                       SUPPLEMENT DATED NOVEMBER 20, 2000
                     TO PROSPECTUS DATED JUNE 23, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

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                 INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

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                                ZURICH PREFERRED
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      AND
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus and describes a new optional feature available under your Contract. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The section entitled "SUMMARY," appearing on pages 3 and 4 of the Prospectus, is hereby modified by adding the following new paragraph at the end of the section:

    "You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors."

The following new section is hereby added immediately following the section entitled "CONTRACT OWNER TRANSACTION EXPENSES" in the table entitled "SUMMARY OF EXPENSES," appearing on page 5 of the Prospectus:

       "MIAA EXPENSES
       MIAA Initial Set Up Fee (optional)..........................    $30
       MIAA Expense (optional).....................................    .50%*
            *  Charged quarterly in arrears at the rate of .125%
               per quarter of Contract Value subject to the MIAA
               Expense, using an average daily weighted balance
               methodology. (See "Asset Allocation Service.")"

The following is hereby added as the first sentence of the paragraph immediately following the tables entitled "EXAMPLE," appearing on page 7 of the Prospectus:

    "These tables reflect expenses if you did NOT participate in the optional MIAA program."

The following tables are hereby added immediately following the tables entitled "EXAMPLE" and the subsequent paragraph, appearing on page 7 of the Prospectus:

                                    "EXAMPLE

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you do or do not surrender your         Kemper Money Market                      $54      $102      $152       $291
Contract and you participated in           Kemper Technology Growth                  58       114       173        331
the optional MIAA program, you             Kemper Total Return                       54       104       156        297
would pay the following expenses           Kemper High Yield                         55       106       159        303
on a $1,000 investment, assuming           Kemper Growth                             55       105       158        302
5% annual return on assets and             Kemper Government Securities              55       104       157        299
assuming the current .25%                  Kemper Small Cap Growth                   55       107       161        307
administrative charge. This                Kemper Investment Grade Bond              55       105       158        301
example also assumes the current           Scudder VLIF Capital Growth               53       100       150        285
level of Fund expenses for all             Scudder VLIF International                59       116       177        338
years shown.                               Scudder VLIF Bond                         54       103       154        293
                                           Alger American Growth                     56       109       165        315
                                           Alger American Small Capitalization       57       113       170        326
                                           Alger American MidCap Growth              57       111       168        321
                                           Janus Aspen Growth                        55       106       159        303
                                           Janus Aspen Aggressive Growth             55       106       159        303
                                           Janus Aspen Worldwide Growth              55       107       160        306
                                           Janus Aspen Balanced                      55       106       159        303
                                           Fidelity VIP Equity-Income                54       103       154        293
                                           Fidelity VIP Growth                       55       105       158        302
                                           Fidelity VIP II Index 500                 54       103       155        296
                                           Fidelity VIP II Contrafund                55       106       159        303
                                           American Century VP Income & Growth       55       107       160        306
                                           American Century VP Value                 58       116       175        335
                                           J.P. Morgan Small Company                 60       120       182        350
                                           Warburg Pincus Trust-Emerging Markets     63       127       195        373
                                           Dreyfus Socially Responsible Growth       56       109       165        315

                                    EXAMPLE

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you do or do not surrender your         Kemper Money Market                      $56      $108      $162       $311
Contract and you participated in           Kemper Technology Growth                  60       120       182        350
the optional MIAA program,                 Kemper Total Return                       57       110       166        317
you would pay the following                Kemper High Yield                         57       112       169        323
expenses on a $1,000 investment,           Kemper Growth                             57       111       168        322
assuming 5% annual return on               Kemper Government Securities              57       110       167        319
assets and assuming the maximum            Kemper Small Cap Growth                   58       113       171        327
 .45% administrative charge. This           Kemper Investment Grade Bond              57       111       168        321
example also assumes the current           Scudder VLIF Capital Growth               55       106       160        305
level of Fund expenses for all             Scudder VLIF International                61       122       186        357
years shown.                               Scudder VLIF Bond                         56       109       164        313
                                           Alger American Growth                     58       115       175        334
                                           Alger American Small Capitalization       59       118       180        345
                                           Alger American MidCap Growth              59       117       177        340
                                           Janus Aspen Growth                        57       112       169        323
                                           Janus Aspen Aggressive Growth             57       112       169        323
                                           Janus Aspen Worldwide Growth              57       113       170        326
                                           Janus Aspen Balanced                      57       112       169        323
                                           Fidelity VIP Equity-Income                56       109       164        313
                                           Fidelity VIP Growth                       57       111       168        322
                                           Fidelity VIP II Index 500                 56       110       165        316

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
                                           Fidelity VIP II Contrafund               $57      $112      $169       $323
                                           American Century VP Income & Growth       57       113       170        326
                                           American Century VP Value                 61       121       185        354
                                           J.P. Morgan Small Company                 62       126       192        368
                                           Warburg Pincus Trust-Emerging Markets     65       133       204        391
                                           Dreyfus Socially Responsible Growth       58       115       175        334

     These tables reflect expenses if you DID participate in the optional MIAA program. The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program. These tables do not reflect the expenses of the MVA Option. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND DO NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. These tables also assume that all the Contract Value in a particular Subaccount is in the MIAA program."

The third paragraph under the section entitled "F. TRANSFER DURING ACCUMULATION PERIOD." appearing on page 16 of the Prospectus, is hereby modified to read as follows:

     "If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized advisory program. However, we take no responsibility for any unaffiliated third party advisory program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations."

The following new section is hereby added between the sections entitled "SYSTEMATIC WITHDRAWAL PLAN" and "EXPERTS," appearing on page 30 of the
Prospectus:

                           "ASSET ALLOCATION SERVICE

    You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

     A. SUMMARY OF THE SERVICE PROVIDED.

    Under MIAA, your Contract Value is allocated among certain Subaccounts. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts in accordance with your selected allocation model. Currently, if you enroll in
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the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.

     B. MIAA CHARGES.

    PMG's annual charge for the MIAA program is one-half of one percent (.50%) of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, and multiplied by .125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".

     C. TAX TREATMENT OF FEES AND CHARGES.

    This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

    For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

     D. RISKS TO YOU.

    When you elect the MIAA program, you understand that:

     - all investments involve risk, the amount of which may vary significantly,

     - performance cannot be predicted or guaranteed, and

     - the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

    PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

    PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

     E. CONFLICTS OF INTEREST.

    The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest."